Discontinued Operations - Analysis of single amount of discontinued operations (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Petroleum and natural gas sales	$ 1,684,648		$ 1,874,046	[1]
Royalties	(203,833)		(261,205)	[1]
Revenue, net of royalties	1,480,815		1,612,841	[1]
Operating	334,317		336,069	[1]
Transportation	83,697		84,211	[1]
General and administrative	67,903		58,363	[1]
Depletion and depreciation	484,932		483,314	[1]
Share-based compensation	24,041		11,871	[1]
Financing and interest	322,017		244,951	[1]
Foreign exchange gain	(94,019)		155,895	[1]
Gain on dispositions	(2,528)		(4,134)	[1]
Other income	7,970		(5,141)	[1]
Total expenses	1,633,925		1,629,559	[1]
Net loss before income taxes from continuing operations	(153,110)		(16,718)	[1]
Current income tax expense	9,721		17,821	[1]
Deferred income tax (recovery) expense - operations	114,014		62,914	[1]
Income tax expense - continuing operations	123,735		80,735
Net (loss) income from discontinued operations	(326,934)		334,050	[1]
Net (loss) income	(603,779)		236,597	[1]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Petroleum and natural gas sales	1,888,524		2,334,909
Royalties	(508,305)		(618,881)
Revenue, net of royalties	1,380,219		1,716,028
Operating	292,424		317,880
Transportation	45,683		48,931
General and administrative	35,622		23,383
Depletion and depreciation	779,760		902,596
Share-based compensation	9,268		6,001
Financing and interest	22,985		23,423
Foreign exchange gain	(3,624)		0
Gain on dispositions	0		5,354
Other income	(4,061)		(1,548)
Total expenses	1,178,057		1,326,020
Net loss before income taxes from continuing operations	202,162		390,008
Current income tax expense	(8,485)		3,945
Deferred income tax (recovery) expense - operations	(1,773)		52,013
Income tax expense - continuing operations	(10,258)		55,958
Net (loss) income from discontinued operations	212,420		334,050
Loss on disposition after tax	(539,354)	$ (1,021,436)
Net (loss) income	$ (326,934)		$ 334,050

[1]	Comparative period has been revised to reflect current period presentation